Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 29, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
CIK	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 29, 2015
Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2015
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015